Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Operating expenses (note 17)	$ (13,595,412)	$ (15,649,142)
Other income or gain (expense or loss)
Interest income	363,818	655,125
Change in derivative liability (note 11)	(42,593,254)	838,378
Gain (loss) on fair value of debentures (note 10)	1,002,763	(890,258)
Loss on fair value of silver loan (note 10)	(49,386,219)	(2,820,533)
Interest expense (notes 9 and 10)	(7,383,987)	(8,091,412)
Financing costs (note 10, 11)	(3,414,423)	(676,784)
Gain (loss) on revaluation of stream debenture (note 10)	4,149,606	(230,000)
Gain on debt modification (note 10)	468,878	1,308,062
Gain on debt settlement (note 10)	29,791,130
Loss on debt modification (note 10)	(2,155,718)
Loss on debt settlement (note 10)	(3,449,557)	(394,456)
Loss on issuance of warrants (note 11)	(6,469,023)
Loss on sale of equipment (note 6)	(40,000)	(924,820)
Loss on foreign exchange	(171,862)	(7,004)
Other income		2,631
Bad debt expense (note 4)	(248,755)
Loss for the year pre tax	(93,132,015)	(26,880,213)
Current income tax expense (note 16)		(1,050,000)
Deferred tax recovery (expense) (note 16)		2,588,590
Loss for the year	(93,132,015)	(25,341,623)
Other comprehensive income (loss), net of tax
Gain (loss) on change in FV on own credit risk (note 10)	2,721,435	(3,811,023)
Other comprehensive income (loss)	2,721,435	(3,811,023)
Comprehensive Loss	$ (90,410,580)	$ (29,152,646)
Weighted average number of shares of common stock
Loss per share of common stock – basic (note 12)	$ (4.09)	$ (2.61)
Loss per share of common stock – fully diluted (note 12)	$ (4.09)	$ (2.61)
Weighted average shares of common stock – basic (note 12)	22,747,234	9,721,282
Weighted average shares of common stock – fully diluted (note 12)	22,747,234	9,721,282